Statement of Cash Flows - Summary of Cash Inflows And Outflows From Income Tax Interests And Dividends (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Inflows And Outflows From Income Tax Interests And Dividends Abstract [Abstract]
Income tax paid	₩ 2,189,111	₩ 1,524,025	₩ 1,586,750
Interest received	28,550,486	20,369,575	15,152,796
Interest paid	13,119,057	6,356,269	4,062,469
Dividends received	330,350	399,984	290,089
Dividends paid	₩ 1,336,816	₩ 1,564,153	₩ 1,053,416